Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2013
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

17. Comprehensive Income/(Loss):
During the six-month period ended June 30, 2012, other comprehensive income (loss) decreased with net losses of $12,612 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting ($10,750), less the settlements to net income of derivatives that qualify for hedge accounting ($21,904) and (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($1,458). During the six-month period ended June 30, 2013, other comprehensive income (loss) increased with net gains of $55,507 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting ($77,386), less the settlements to net income of derivatives that qualify for hedge accounting ($20,030), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge ($1,861) and (iii) the Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($12). As at June 30, 2012 and 2013, comprehensive income (loss) amounted to $33,069 and $110,798, respectively.